Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Unfunded Loan Commitments | Commitments for Exposure to Credit Loss
Loss Contingencies [Line Items]
Reserve for unfunded commitments	$ 40	$ 40	$ 33